Derivative liabilities (Tables)	12 Months Ended
Aug. 31, 2025
Derivative liabilities
Schedule of assumptions used to determine the fair value of the warrant

	Original			Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Issuance date	$	$	%	%	[years]
January 19, 2023	5,683.50	5,683.50	100	3.4	3
February 17, 2023	5,683.50	6,061.50	100	4.0	3
April 19, 2023	5,683.50	5,595.75	75	3.9	3
June 16, 2023	5,467.50	5,616.00	75	4.1	3
August 2, 2023	5,467.50	5,184.00	75	4.8	3
September 20, 2023	5,467.50	4,428.00	75	4.8	3
January 14, 2025	15.00	14.00	99	4.4	5.5

		Number of	Weighted average
	Revised	warrants	remaining
	Exercise price	outstanding	contractual life
Issuance date	$	#	[years]
January 19, 2023	1,417.50	412	0.39
February 17, 2023	1,417.50	353	0.47
April 19, 2023	1,417.50	283	0.63
June 16, 2023	1,417.50	367	0.79
August 2, 2023	1,417.50	368	0.92
September 20, 2023	1,417.50	277	1.05
January 14, 2025	15.00	235,320	4.88

Schedule of allocating financial instruments into debt hosts and embedded derivatives

The allocation between debt hosts and embedded derivatives at June 20, 2025 is as follows:

	Debt Host	Derivative Liability
	$	$
Initial Convertible Note	3,282,369	2,319,565
Subsequent Convertible Note	695,572	540,026
Real Estate Note	1,376,954	1,168,059
	5,354,895	4,027,650

The allocation between debt hosts and embedded derivatives at August 31, 2025 is as follows:

	Debt Host	Derivative Liability
	$	$
Initial Convertible Note	3,111,810	205,065
Subsequent Convertible Note	653,262	56,261
Real Estate Note	1,283,434	123,012
	5,048,506	384,338

Warrant issued
Derivative liabilities
Schedule of movements in derivative financial liabilities

	As at	As at
	August 31,	August 31,
	2025	2024
	$	$
Opening balance	22,655	4,106,998
Additions	2,215,564	570,336
Effect on fair value of repricing of warrants	—	652,745
Change in estimate of fair value	(2,181,781)	(5,286,706)
Currency translation	68,789	(20,718)
Closing balance	125,227	22,655

Derivative (option) portion
Derivative liabilities
Schedule of movements in derivative financial liabilities

	As at	As at
	August 31, 2025	August 31, 2024
	$	$
Opening balance	—	—
Fair value at issuance	4,027,650	—
Revaluation at the end of the period	(3,643,312)	—
Closing balance	384,338	—

Series A Convertible Preferred Shares
Derivative liabilities
Schedule of movements in derivative financial liabilities

	As at	As at
	August 31,	August 31,
	2025	2024
	$	$
Opening balance	514,589	—
Fair value at issuance	—	8,998,800
Deferred loss at issuance	—	(5,998,800)
Revaluation at the end of the period	(901,504)	(7,599,463)
Amortization of the deferred loss during the period	—	5,385,601
Accelerated amortization of the deferred loss during the period	576,209	—
Voluntary conversions to Voting Common Shares during the period	(100,610)	(199,069)
Forced conversions to Voting Common Shares during the period	(71,784)	—
Currency translation	(16,900)	(72,480)
Closing balance	—	514,589

Series B Convertible Preferred Shares
Derivative liabilities
Schedule of movements in derivative financial liabilities

	As at	As at
	August 31,	August 31,
	2025	2024
	$	$
Opening balance	1,078,936	—
Fair value at issuance	—	4,651,800
Deferred loss at issuance	—	(1,651,800)
Revaluation at the end of the period	(1,482,319)	(3,413,449)
Amortization of the deferred loss during the period	—	1,231,325
Accelerated amortization of the deferred loss during the period	580,881	276,881
Forced conversions to Voting Common Shares during the period	(136,298)	—
Currency translation	(40,527)	(15,821)
Closing balance	673	1,078,936